Cash and cash equivalents (Details) € in Millions, £ in Millions	Jul. 02, 2018 GBP (£)	Jul. 02, 2018 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents			€ 403.6	€ 219.0
Aunt Bessie's [Domain]
Disclosure of detailed information about business combination [line items]
Cash transferred	£ 209.0	€ 235.9